Azzad Wise Capital Fund

WISEX

(a series of Azzad Funds)

Supplement dated January 30, 2018
to the Prospectus dated November 1, 2017

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Effective immediately, the Board has authorized a slight change in the investment strategy of the Azzad Wise Capital Fund, to allow the Fund to invest up to 15% of its net assets in trade finance.

Page 23 of Fund’s prospectus is updated to reflect the following:

“The Fund may invest up to 15% of its net assets in illiquid securities as defined by the Investment Company Act of 1940, which may include up to 15% of its net assets in trade finance. “

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This Supplement, and the Fund’s Prospectus and Statement of Additional Information both dated-November 1, 2017, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated November 1, 2017, as supplemented, have been filed with the Securities and Exchange Commission and are incorporated by reference.  These documents can be obtained without charge by calling toll-free 888.862.9923 or by at www.azzadfunds.com.